SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES AND SUMMARY PROSPECTUSES

DWS Global High Income Fund
DWS High Income Fund
DWS High Income VIP

The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of each fund’s summary prospectus and the summary section of each fund’s prospectus.
Gary Russell, CFA, Managing Director and Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through August 15, 2025. Began managing the fund in 2006.
Kirk Maurer, CFA, Director and Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Sarah Rowin, CFA, Director and Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
Nick Soroka, Director and Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
The following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of each fund’s prospectus.
Gary Russell, CFA, Managing Director and Head of Investment Strategy Fixed Income. Portfolio Manager of the fund through August 15, 2025. Began managing the fund in 2006.
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Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
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Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
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Co-Head of US Credit – Head of US High Yield Bonds and Loans: New York.
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BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Kirk Maurer, CFA, Director and Portfolio Manager Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014 with 19 years of industry experience. Prior to joining, he was a director in portfolio management and research at Babson Capital Management. Previously, he served in portfolio management and as co-director of research at Caywood-Scholl Capital Management. Prior to that, he was a high yield research analyst at Waddell and Reed. He started his career as an analyst at Conseco Capital Management.
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Portfolio Manager – Fixed Income: Jacksonville, FL.
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BBA in Economics from Southern Illinois University.
Sarah Rowin, CFA, Director and Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2014 with 11 years of industry experience. Prior to joining, she worked as an analyst for high yield and distressed securities at GMP Securities. Previously, she served as an investment grade and high yield analyst at CreditSights.
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Senior Portfolio Manager & Team Lead / Fixed Income: New York.
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BA in Economics from the University of Pennsylvania; CFA Charterholder.
May 23, 2025
PROSTKR25-23

Nick Soroka, Director and Senior Portfolio Manager & Team Lead Fixed Income. Portfolio Manager of the fund. Began managing the fund in 2023.
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Joined DWS in 2019 with over a year of industry experience. Prior to joining, he was a quantamental analyst at Ascend Capital. Prior to Ascend he worked at SpendVest, a fintech investing startup. Previously, he was an engineer in the U.S. Army.
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Senior Portfolio Manager – Fixed Income: New York.
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BS in Civil Engineering from United States Military Academy; MBA from Stanford Graduate School of Business.
Please Retain This Supplement for Future Reference
May 23, 2025
PROSTKR25-23